Goodwill (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gross amount of goodwill
Balance at beginning of period	8,673	8,667
Goodwill acquired during the period	28	0
Foreign currency translation impact	(192)	4
Other	(38)	2
Balance at end of period	8,471	8,673
Accumulated impairment
Balance at beginning of period	82	82
Balance at end of period	82	82
Net book value
Net book value	8,389	8,591
Private Banking & Wealth Management
Gross amount of goodwill
Balance at beginning of period	2,471	2,481
Goodwill acquired during the period	28	0
Foreign currency translation impact	(54)	(12)
Other	(36)	2
Balance at end of period	2,409	2,471
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	2,409	2,471
Number of reporting units	3
Investment Banking
Gross amount of goodwill
Balance at beginning of period	6,202	6,186
Goodwill acquired during the period	0	0
Foreign currency translation impact	(138)	16
Other	(2)	0
Balance at end of period	6,062	6,202
Accumulated impairment
Balance at beginning of period	82	82
Balance at end of period	82	82
Net book value
Net book value	5,980	6,120
Percentage by which goodwill fair value exceeds carrying value	10.00%
Bank
Gross amount of goodwill
Balance at beginning of period	7,782	7,776
Goodwill acquired during the period	28	0
Foreign currency translation impact	(203)	4
Other	(15)	2
Balance at end of period	7,592	7,782
Accumulated impairment
Balance at beginning of period	82	82
Balance at end of period	82	82
Net book value
Net book value	7,510	7,700
Bank | Private Banking & Wealth Management
Gross amount of goodwill
Balance at beginning of period	2,260	2,269
Goodwill acquired during the period	28	0
Foreign currency translation impact	(65)	(11)
Other	(13)	2
Balance at end of period	2,210	2,260
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	2,210	2,260
Bank | Investment Banking
Gross amount of goodwill
Balance at beginning of period	5,522	5,507
Goodwill acquired during the period	0	0
Foreign currency translation impact	(138)	15
Other	(2)	0
Balance at end of period	5,382	5,522
Accumulated impairment
Balance at beginning of period	82	82
Balance at end of period	82	82
Net book value
Net book value	5,300	5,440